CASH AND RESTRICTED CASH	6 Months Ended
Dec. 31, 2023
WILSON-DAVIS & CO., INC
CASH AND RESTRICTED CASH

NOTE 6 – CASH AND RESTRICTED CASH

Reconciliation of cash and restricted cash as shown in the condensed statements of cash flows is presented in the table below:

	For the Six Months Ended
	December 31,
	2023	2022
Cash and cash equivalents	$8,581,340	$8,287,084
Cash segregated - customers	21,746,235	36,927,721
Cash segregated - PAB	200,764	200,636
Total cash and restricted cash shown in the statement of cash flows.	$30,528,339	$45,415,441